Shareholder Report, Holdings (Details)	May 31, 2025
C000005523 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000005523 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005523 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005523 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005523 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005523 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005523 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005523 | Angel Oak Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005523 | Finance of America HECM Buyout
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000005523 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005523 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000190558 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000190558 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190558 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190558 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190558 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190558 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190558 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190558 | Angel Oak Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000190558 | Finance of America HECM Buyout
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000190558 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)